Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Stockholders' Equity (Textual)
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Sale of stock, description	We sold 5,750,000 units at a purchase price of $10.00 per unit, inclusive of 750,000 units sold to the underwriters on February 8, 2018, upon the underwriters' election to fully exercise their over-allotment option. Each unit consisted of one share of MTech's common stock and one warrant ("Public Warrant"). Each Public Warrant entitled the holder to purchase one share of MTech's common stock at an exercise price of $11.50. Upon the Mergers, the Public Warrants were converted to those of Akerna at the exchange ratio of one-for-one.
Proceeds from mergers	$ 18,000,000
Merger related expense	$ 4,400,000
Private Placement Shares [Member]
Stockholders' Equity (Textual)
Issue of Class A common stock	901,074
Aggregate purchase price	$ 9,200,000